15. INCOME TAXES (Details 1) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current Deferred income tax assets:
Provision for doubtful accounts	$ 8,849	$ 7,531
Accrued liabilities	1,960	1,604
Tax loss carry forward	1,740	1,470
Other temporary differences	551	455
Net deferred income tax assets - current	13,100	11,060
Deferred income tax liabilities - current
Unearned income	(2,857)	(2,309)
Net deferred income tax assets - current	10,243	8,751
Deferred income tax assets:
Accrued liabilities	1,774	1,773
Tax loss carry forward	5,221	4,411
Deferred income tax assets - non-current	6,995	6,184
Non current Deferred income tax liabilities:
Unearned income	(385)	(104)
Net deferred income tax assets - non-current	$ 6,610	$ 6,080